Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Lease revenues and fees	$ 18,588,477	$ 16,363,033	$ 37,925,373	$ 33,313,925	$ 65,412,131	$ 46,513,235
Lease merchandise sold	487,830	324,227	1,102,348	814,952	1,634,233	1,066,350
Total revenues	19,076,307	16,687,260	39,027,721	34,128,877	67,046,364	47,579,585
Costs and expenses:
Cost of lease revenues, consisting of depreciation and impairment of lease merchandise	8,987,412	8,126,839	19,395,158	16,587,622	31,453,246	22,734,553
Cost of lease merchandise sold	324,705	226,310	658,468	535,928	998,800	687,991
Provision for doubtful accounts	5,483,487	4,759,879	10,658,805	9,675,629	19,135,207	13,281,242
Marketing	1,260,237	818,609	2,429,187	1,630,791	6,094,330	10,193,052
Salaries and benefits	2,031,788	1,898,005	4,211,164	3,666,157	7,862,714	5,946,401
Other operating expenses					7,664,566	5,064,869
Operating expenses	1,918,246	1,869,317	3,957,184	3,542,969
Total costs and expenses	20,005,875	17,698,959	41,309,966	35,639,096	73,208,863	57,908,108
Operating loss	(929,568)	(1,011,699)	(2,282,245)	(1,510,219)	(6,162,499)	(10,328,523)
Interest expense including amortization of debt issuance costs	1,045,338	551,304	1,979,005	1,107,295	2,168,262	1,925,184
Net loss	(1,974,906)	(1,563,003)	(4,261,250)	(2,617,514)	(8,330,761)	(12,253,707)
Cumulative dividends on Series 2 Convertible Preferred Shares	604,824	560,236	1,208,504	1,109,036	2,316,396	1,211,964
Net loss attributable to common shareholders	$ (2,579,730)	$ (2,123,239)	$ (5,469,754)	$ (3,726,550)	$ (10,647,157)	$ (13,465,671)
Basic and diluted (loss) per common share:
Net loss	$ (0.48)	$ (0.4)	$ (1.03)	$ (0.7)	$ (2.01)	$ (2.57)
WEIGHTED AVERAGE COMMON SHARES:
Basic and diluted	5,368,390	5,290,670	5,331,445	5,288,975	5,290,944	5,249,476